Subsequent Events (Details Narrative) - Subsequent Event [Member] - USD ($)	Aug. 27, 2015	Jul. 24, 2015	Jul. 22, 2015
Consulting services fee			$ 25,000
Initial Payment [Member]
Payment for consulting services as per agreement			10,000
Initial Payment [Member] | Colorado Corporation [Member]
Amount paid for consulting services		$ 10,000
Due Thirty Days Thereafter [Member]
Payment for consulting services as per agreement			7,500
Due Ninety Days Thereafter [Member]
Payment for consulting services as per agreement			$ 7,500
Second Payment [Member] | Colorado Corporation [Member]
Amount paid for consulting services	$ 7,500